SHORT TERM INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2021 CNY (¥)
SHORT TERM INVESTMENTS
Other-than-temporary impairment loss, held-to-maturity investments	¥ 0
OTTI loss, available-for-sale investments	¥ 0